UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22175

ALPS ETF TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler ALPS ETF Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2008 - September 30, 2008

Item 1. Schedule of Investments.

Cohen & Steers Global Realty Majors ETF	SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
Australia (8.4%)
CFS Retail Property Trust	17,348	$30,789
Commonwealth Property Office Fund	12,831	14,574
Dexus Property Group	31,174	35,164
Goodman Group	16,470	31,569
Mirvac Group	10,923	21,023
Stockland Trust Group	15,151	64,536
Westfield Group	10,115	132,766
		330,421
Belgium (0.5%)
Confinimmo	104	17,968

Bermuda (1.5%)
Hongkong Land Holdings, Ltd.	13,000	38,480
Kerry Properties, Ltd.	6,000	19,087
		57,567
Canada (1.5%)
Boardwalk Real Estate Investment Trust	455	15,278
RioCan Real Estate Investment Trust	2,294	43,606
		58,884
France (4.9%)
Fonciere des Regions	270	27,799
Klepierre	810	31,152
Unibail-Rodamco	668	133,352
		192,303
Great Britain (9.1%)
British Land Co., Plc	5,414	71,846
Brixton Plc	2,833	10,478
Derwent London Plc	857	15,932
Great Portland Estates Plc	2,229	13,250
Hammerson Plc	3,036	52,546
Land Securities Group Plc	4,932	109,888
Liberty International Plc	2,818	48,145
Segro Plc	4,652	34,557
		356,642
Hong Kong (7.3%)
Hang Lung Properties, Ltd.	19,000	43,754
Henderson Land Development Co., Ltd.	12,000	52,548
The Link Real Estate Investment Trust	21,000	43,329
Sun Hung Kai Properties, Ltd.	10,000	100,974
The Wharf Holdings, Ltd.	16,000	44,820
		285,425
Japan (12.8%)
Aeon Mall Co., Ltd.	1,100	32,120
Japan Real Estate Investment Corp.	4	31,498
Japan Retail Fund Investment Corp.	3	12,094
Mitsubishi Estate Co., Ltd.	7,000	132,529
Mitsui Fudosan Co., Ltd.	7,000	129,298
Nippon Building Fund, Inc.	5	47,191
Nomura Real Estate Office Fund, Inc.	2	13,375
NTT Urban Development Corp.	17	20,144
Sumitomo Realty & Development Co., Ltd.	4,000	83,455
		501,704
Netherlands (1.8%)
Corio N.V.	526	36,857
Eurocommercial Properties N.V.	317	13,581
Wereldhave N.V.	215	20,741
		71,179
Singapore (2.3%)
Ascendas Real Estate Investment Trust	7,000	9,156
CapitaLand, Ltd.	18,000	38,526
City Developments, Ltd.	7,000	43,037
		90,719

Sweden (0.9%)
Castellum AB	1,800	15,360
Fabege AB	1,400	7,710
Kungsleden AB	1,720	10,755
		33,825
Switzerland (0.6%)
PSP Swiss Property AG*	433	25,044

United States (47.8%)
Alexandria Real Estate Equities, Inc.	336	37,800
AMB Property Corp.	1,036	46,931
Apartment Investment and Management Co.	1,084	37,962
AvalonBay Communities, Inc.	808	79,523
Boston Properties, Inc.	1,222	114,453
Brookfield Properties Corp.	2,181	34,547
Camden Property Trust	612	28,066
Developers Diversified Realty Corp.	1,292	40,943
Douglas Emmett, Inc.	1,132	26,115
Duke Realty Corp.	1,540	37,853
Equity Residential	2,882	127,990
Essex Property Trust, Inc.	276	32,659
Federal Realty Investment Trust	662	56,667
General Growth Properties, Inc.	2,796	42,220
HCP, Inc.	2,510	100,726
Host Hotels & Resorts, Inc.	5,548	73,733
Kimco Realty Corp.	2,694	99,516
Liberty Property Trust	988	37,198
The Macerich Co.	760	48,374
ProLogis	2,744	113,245
Public Storage	1,366	135,248
Regency Centers Corp.	730	48,684
Simon Property Group, Inc.	1,758	170,527
SL Green Realty Corp.	572	37,066
UDR, Inc.	1,452	37,970
Ventas, Inc.	1,442	71,264
Vornado Realty Trust	1,378	125,329
Weingarten Realty Investors	771	27,502
		1,870,111
TOTAL COMMON STOCKS (Cost $5,051,026)		3,891,792

TOTAL INVESTMENTS (99.4%) (Cost $5,051,026)		3,891,792

NET OTHER ASSETS AND LIABILITIES (0.6%)		22,154

NET ASSETS (100.0%)		$3,913,946

* Non-income producing security.

Common Abbreviations:

AB – Aktiebolag is the Swedish equivalent of the term corporation.

AG – Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. – Limited

N.V. – Naamloze Vennootchap is the Dutch term for a public limited liability corporation.

Plc – Public Limited Co.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

1. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of themost recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

2.  FAS 157

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Statndards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)              Level 1 –quoted prices in active markets for identical securities

2)              Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

3)              Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Investments in
Valuation Inputs	Securities at Value
Level 1 – Quoted Prices	$3,891,792
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$3,891,792

All securities of the Fund were valued using Level 1or Level 2 inputs during the period ended September 30, 2008. Thus a reconciliation of assets in which significant unobservable inputs (level 3) were used is not applicable for the Fund.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of September 30, 2008, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$35,153
Gross Depreciation (excess of tax cost over value)	(1,194,193)
Net Unrealized Depreciation	(1,159,040)
Cost of investment for income tax purposes	$5,050,832

Item 2. Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive
Officer)

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive
Officer)

Date:	November 26, 2008

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial
Officer)

Date:	November 26, 2008

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